1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
STUART STRAUSS stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0452 Fax

November 24, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	RiverNorth Opportunities Fund, Inc. (File Nos. 811- 22472 and 333- 169317)

Ladies and Gentlemen:

Enclosed for filing on behalf of RiverNorth Opportunities Fund, Inc. (“Fund”), a recently organized closed-end management investment company, is Pre-Effective Amendment No. 5 to the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-2 (the “Registration Statement”).  This filing is being made for the purposes of (i) responding to comments of the staff of the Securities and Exchange Commission to the Fund’s Pre-Effective Amendment No. 4 to the Registration Statement; (ii) making certain changes to the Prospectus and Statement of Additional Information for the Fund; and (iii) filing certain required exhibits.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3529 or Allison Fumai at 212.698.3526.

Sincerely,

/s/ Stuart M. Strauss
Stuart M. Strauss